Pioneer Floating Rate Fund
Schedule of Investments  |  July 31, 2022

A: FLARX	C: FLRCX	Y: FLYRX

Schedule of Investments  |  7/31/22
(unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 98.1%
	Senior Secured Floating Rate Loan Interests — 87.6% of Net Assets*(a)
	Advanced Materials — 0.8%
1,639,200	Gemini HDPE LLC, 2027 Advance, 5.81% (LIBOR + 300 bps), 12/31/27	$ 1,603,684
2,575,489	Groupe Solmax, Inc., Initial Term Loan, 7.00% (LIBOR + 475 bps), 5/29/28	2,214,920
	Total Advanced Materials	$3,818,604
	Advertising Sales — 0.4%
1,949,887	Clear Channel Outdoor Holdings, Inc., Term B Loan, 5.872% (LIBOR + 350 bps), 8/21/26	$ 1,784,026
	Total Advertising Sales	$1,784,026
	Advertising Services — 0.5%
990,000	CB Poly US Holdings, Inc., Initial Term Loan, 7.554% (Term SOFR + 550 bps), 5/18/29	$ 937,612
1,488,750	Dotdash Meredith, Inc., Term Loan B, 5.699% (Term SOFR + 400 bps), 12/1/28	1,351,041
	Total Advertising Services	$2,288,653
	Aerospace & Defense — 1.3%
1,359,375	ADS Tactical, Inc., Initial Term Loan, 7.912% (LIBOR + 575 bps), 3/19/26	$ 1,264,219
1,800,000(b)	Propulsion (BC) Midco SARL, Term Loan, 2/10/29	1,737,000
1,087,284	Spirit AeroSystems, Inc., (fka Mid-Western Aircraft Systems, Inc. and Onex Wind Finance LP.), 2021 Reﬁnancing Term Loan, 6.122% (LIBOR + 375 bps), 1/15/25	1,070,295
2,264,696	WP CPP Holdings, LLC, First Lien Initial Term Loan, 6.56% (LIBOR + 375 bps), 4/30/25	1,973,116
	Total Aerospace & Defense	$6,044,630
	Air Pollution Control Equipment — 0.3%
1,237,500	Madison IAQ LLC, Initial Term Loan, 4.524% (LIBOR + 325 bps), 6/21/28	$ 1,181,039
	Total Air Pollution Control Equipment	$1,181,039
	Airlines — 1.2%
775,000	AAdvantage Loyalty IP, Ltd. (American Airlines, Inc.), Initial Term Loan, 7.46% (LIBOR + 475 bps), 4/20/28	$ 762,406
605,000	Air Canada, Term Loan, 4.25% (LIBOR + 350 bps), 8/11/28	583,825
2,765,014	American Airlines, Inc., 2018 Replacement Term Loan, 4.05% (LIBOR + 175 bps), 6/27/25	2,541,739
1Pioneer Floating Rate Fund |  | 7/31/22

Principal Amount USD ($)		Value
	Airlines — (continued)
485,000	LATAM Airlines Group SA, Tranche A Facility, 9.666% (Term SOFR + 750 bps), 8/8/22	$ 486,213
500,000	Mileage Plus Holdings LLC (Mileage Plus Intellectual Property Assets, Ltd.), Initial Term Loan, 7.313% (LIBOR + 525 bps), 6/21/27	505,090
740,625	United AirLines, Inc., Class B Term Loan, 6.533% (LIBOR + 375 bps), 4/21/28	718,175
	Total Airlines	$5,597,448
	Airport Development & Maintenance — 0.4%
1,990,000	KKR Apple Bidco LLC, First Lien Initial Term Loan, 5.122% (LIBOR + 275 bps), 9/22/28	$ 1,927,192
	Total Airport Development & Maintenance	$1,927,192
	Appliances — 0.4%
1,000,000	Osmosis Buyer Limited, 2022 Refinancing Term B Loan, 5.436% (Term SOFR + 375 bps), 7/31/28	$ 945,000
166,667(b)	Osmosis Buyer Limited, Incremental Delayed Draw Term Loan, 7/31/28	157,760
733,333(b)	Osmosis Buyer Limited, Incremental Term Loan B, 7/31/28	694,146
	Total Appliances	$1,796,906
	Applications Software — 1.2%
945,000	Central Parent Inc., First Lien Initial Term Loan, 6.61% (Term SOFR + 450 bps), 7/6/29	$ 920,194
1,246,875	EP Purchaser LLC, First Lien Closing Date Term Loan, 5.75% (LIBOR + 350 bps), 11/6/28	1,226,613
1,925,000	Loyalty Ventures, Inc., Term B Loan, 6.872% (LIBOR + 450 bps), 11/3/27	1,455,300
1,736,875	RealPage, Inc., First Lien Initial Term Loan, 5.372% (LIBOR + 300 bps), 4/24/28	1,676,084
	Total Applications Software	$5,278,191
	Auction House & Art Dealer — 0.3%
1,485,000	Sotheby's, 2021 Second Refinancing Term Loan, 7.012% (LIBOR + 450 bps), 1/15/27	$ 1,433,025
	Total Auction House & Art Dealer	$1,433,025
	Auto Parts & Equipment — 2.8%
693,000	Adient US LLC, Term B-1 Loan, 5.622% (LIBOR + 325 bps), 4/10/28	$ 674,520
750,380	American Axle & Manufacturing, Inc., Tranche B Term Loan, 5.04% (LIBOR + 225 bps), 4/6/24	730,496
Pioneer Floating Rate Fund |  | 7/31/222

Schedule of Investments  |  7/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Auto Parts & Equipment — (continued)
1,509,750	Autokiniton US Holdings, Inc., (aka L&W, Inc.) Closing Date Term B Loan, 6.298% (LIBOR + 450 bps), 4/6/28	$ 1,465,401
4,089,598	First Brands Group LLC, First Lien 2021 Term Loan, 8.368% (Term SOFR + 500 bps), 3/30/27	3,912,723
2,067,349	IXS Holdings, Inc., Initial Term Loan, 6.622% (LIBOR + 425 bps), 3/5/27	1,519,501
686,913	Superior Industries International, Inc., Replacement Term Loan, 6.372% (LIBOR + 400 bps), 5/22/24	669,740
2,340,589	TI Group Automotive Systems, LLC, Refinancing US Term Loan, 5.50% (LIBOR + 325 bps), 12/16/26	2,285,000
1,985,000	Wheel Pros, Inc., First Lien Initial Term Loan, 6.662% (LIBOR + 450 bps), 5/11/28	1,672,569
	Total Auto Parts & Equipment	$12,929,950
	Auto Repair Centers — 0.3%
1,296,750	Driven Holdings, LLC, 2021 Term Loan, 3.517% (LIBOR + 300 bps), 12/17/28	$ 1,257,847
	Total Auto Repair Centers	$1,257,847
	Auto-Truck Trailers — 1.2%
3,474,944	American Trailer World Corp., First Lien Initial Term Loan, 6.177% (Term SOFR + 375 bps), 3/3/28	$ 3,027,545
609,583	Novae LLC, Delayed Draw Term Loan, 7.727% (Term SOFR + 500 bps), 12/22/28	573,008
2,133,542	Novae LLC, Tranche B Term Loan, 7.727% (Term SOFR + 500 bps), 12/22/28	2,005,529
	Total Auto-Truck Trailers	$5,606,082
	Beverages — 0.6%
666,667	Naked Juice LLC, First Lien Initial Term Loan, 5.405% (Term SOFR + 325 bps), 1/24/29	$ 637,917
2,250,000(b)	Pegasus BidCo BV, Initial Dollar Term Loan, 7/12/29	2,157,187
	Total Beverages	$2,795,104
	Broadcast Service & Programing — 0.3%
1,496,250	Univision Communications, Inc., First Lien Initial Term Loan, 5.622% (LIBOR + 325 bps), 1/31/29	$ 1,436,867
	Total Broadcast Service & Programing	$1,436,867
	Building & Construction — 0.6%
594,020	DG Investment Intermediate Holdings 2, Inc., First Lien Closing Date Initial Term Loan, 6.122% (LIBOR + 375 bps), 3/31/28	$ 547,983
22,085	Refficiency Holdings LLC, 2021 Initial Delayed Draw Term Loan, 6.122% (LIBOR + 375 bps), 12/16/27	20,995
3Pioneer Floating Rate Fund |  | 7/31/22

Principal Amount USD ($)		Value
	Building & Construction — (continued)
1,662,812	Refficiency Holdings LLC, 2021 Initial Term Loan, 6.122% (LIBOR + 375 bps), 12/16/27	$ 1,580,711
703,635	Service Logic Acquisition, Inc., First Lien Closing Date Initial Term Loan, 6.806% (LIBOR + 400 bps), 10/29/27	676,369
20,933	Service Logic Acquisition, Inc., First Lien Delay Draw Term Loan, 5.286% (LIBOR + 400 bps), 10/29/27	20,122
	Total Building & Construction	$2,846,180
	Building & Construction Products — 1.4%
1,471,199	Cornerstone Building Brands, Inc., Tranche B Term Loan, 5.249% (LIBOR + 325 bps), 4/12/28	$ 1,260,817
3,701,115	CP Atlas Buyer, Inc., Term B Loan, 6.122% (LIBOR + 375 bps), 11/23/27	3,264,498
831,250	CP Iris Holdco I, Inc., First Lien Initial Term Loan, 5.872% (LIBOR + 350 bps), 10/2/28	771,677
1,234,375	Potters Industries, LLC, Initial Term Loan, 6.25% (LIBOR + 400 bps), 12/14/27	1,181,914
	Total Building & Construction Products	$6,478,906
	Building Production — 1.3%
995,000	Chariot Buyer LLC., First Lien Initial Term Loan, 5.872% (LIBOR + 350 bps), 11/3/28	$ 930,014
778,125	Griffon Corp., Term B Loan, 5.107% (Term SOFR + 275 bps), 1/24/29	760,293
6,250	MI Windows and Doors, Inc., Term B-1 Loan, 5.927% (Term SOFR + 350 bps), 12/18/27	6,047
2,000,000	Oscar AcquisitionCo LLC, Term B Loan, 6.108% (Term SOFR + 450 bps), 4/29/29	1,834,000
1,034,800	Pelican Products, Inc., First Lien Initial Term Loan, 6.50% (LIBOR + 425 bps), 12/29/28	941,668
1,641,750	Vector WP HoldCo., Inc. (Vector Canada Acquisition ULC), Initial Term B Loan, 7.188% (LIBOR + 500 bps), 10/12/28	1,600,706
	Total Building Production	$6,072,728
	Building-Heavy Construction — 0.9%
1,488,750	Aegion Corp., Initial Term Loan, 6.906% (LIBOR + 475 bps), 5/17/28	$ 1,345,457
2,478,731	Artera Services LLC, First Lien Tranche B Term Loan, 5.75% (LIBOR + 350 bps), 3/6/25	1,985,464
992,500	Osmose Utilities Services, Inc., First Lien Initial Term Loan, 5.622% (LIBOR + 325 bps), 6/23/28	926,995
	Total Building-Heavy Construction	$4,257,916
Pioneer Floating Rate Fund |  | 7/31/224

Schedule of Investments  |  7/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Building-Maintenance & Service — 0.2%
744,375	ArchKey Holdings, Inc., First Lien Initial Term Loan, 8.056% (LIBOR + 525 bps), 6/29/28	$ 710,878
	Total Building-Maintenance & Service	$710,878
	Cable & Satellite Television — 1.8%
1,485,000	Cable One, Inc., Incremental Term B-4 Loan, 4.372% (LIBOR + 200 bps), 5/3/28	$ 1,432,097
1,317,035	Charter Communications Operating, LLC, Term B-2 Loan, 4.13% (LIBOR + 175 bps), 2/1/27	1,277,798
839,250	DIRECTV Financing LLC, Closing Date Term Loan, 7.372% (LIBOR + 500 bps), 8/2/27	795,571
2,987,494	Radiate Holdco LLC, Amendment No. 6 Term Loan, 5.622% (LIBOR + 325 bps), 9/25/26	2,834,851
1,045,876	Virgin Media Bristol LLC, N Facility, 4.499% (LIBOR + 250 bps), 1/31/28	1,022,180
1,015,000	Ziggo Financing Partnership, Term Loan I Facility, 4.499% (LIBOR + 250 bps), 4/30/28	989,836
	Total Cable & Satellite Television	$8,352,333
	Casino Hotels — 0.5%
2,244,375	Century Casinos, Inc., Term B Facility Loan, 7.625% (Term SOFR + 600 bps), 4/2/29	$ 2,168,627
	Total Casino Hotels	$2,168,627
	Casino Services — 1.1%
893,039	Everi Holdings, Inc., Term B Loan, 4.75% (LIBOR + 250 bps), 8/3/28	$ 875,625
1,736,875	J&J Ventures Gaming LLC, Initial Term Loan, 6.25% (LIBOR + 400 bps), 4/26/28	1,659,801
2,936,663	Lucky Bucks LLC, Initial Term Loan, 8.306% (LIBOR + 550 bps), 7/30/27	2,589,159
	Total Casino Services	$5,124,585
	Cellular Telecom — 2.0%
3,923,830	Altice France SA, USD TLB-13 Incremental Term Loan, 5.411% (LIBOR + 400 bps), 8/14/26	$ 3,742,353
1,442,695	CCI Buyer, Inc., First Lien Initial Term Loan, 6.054% (Term SOFR + 400 bps), 12/17/27	1,369,359
2,973,741	Gogo Intermediate Holdings LLC, Initial Term Loan, 6.556% (LIBOR + 375 bps), 4/30/28	2,909,621
1,363,601	Xplornet Communications, Inc., First Lien Refinancing Term Loan, 6.372% (LIBOR + 400 bps), 10/2/28	1,219,571
	Total Cellular Telecom	$9,240,904
5Pioneer Floating Rate Fund |  | 7/31/22

Principal Amount USD ($)		Value
	Chemicals-Diversified — 1.5%
1,736,875	Geon Performance Solutions LLC (Fka. Echo US Holdings, LLC), Initial Term Loan, 6.872% (LIBOR + 450 bps), 8/18/28	$ 1,689,111
1,130,000	Hexion Holdings Corporation, First Lien Initial Term Loan, 5.924% (Term SOFR + 450 bps), 3/15/29	1,011,067
351,900	Innophos Holdings, Inc., Initial Term Loan, 5.872% (LIBOR + 350 bps), 2/5/27	342,223
773,063	LSF11 A5 HoldCo LLC, Term Loan, 5.941% (SOFR + 350 bps), 10/15/28	749,227
992,500	Orion Engineered Carbons GmbH, 2021 Initial Dollar Term Loan, 4.501% (LIBOR + 225 bps), 9/24/28	961,278
1,980,000	Schweitzer-Mauduit International, Inc., Term B Loan, 6.125% (LIBOR + 375 bps), 4/20/28	1,881,000
	Total Chemicals-Diversified	$6,633,906
	Chemicals-Specialty — 2.1%
1,876,250	CPC Acquisition Corp., First Lien Initial Term Loan, 6.00% (LIBOR + 375 bps), 12/29/27	$ 1,638,201
995,000	Diamond (BC) BV, Amendment No. 3 Refinancing Term Loan, 5.556% (LIBOR + 275 bps), 9/29/28	953,210
1,237,539	Herens US Holdco Corp., USD Facility B, 6.25% (LIBOR + 400 bps), 7/3/28	1,082,847
1,111,008	LSF11 Skyscraper Holdco S.a r.l. USD Facility B3, 5.75% (LIBOR + 350 bps), 9/29/27	1,094,342
997,708	Nouryon USA LLC, Initial Dollar Term Loan, 5.25% (LIBOR + 300 bps), 10/1/25	969,231
1,840,750	Olympus Water US Holding Corporation, Initial Dollar Term Loan, 6.063% (LIBOR + 375 bps), 11/9/28	1,747,993
1,496,250	Tronox Finance LLC, First Lien 2022 Incremental Term Loan, 5.304% (Term SOFR + 325 bps), 4/4/29	1,475,677
433,988	Tronox Finance LLC, First Lien Refinancing Term Loan, 4.50% (LIBOR + 225 bps), 3/10/28	417,713
	Total Chemicals-Specialty	$9,379,214
	Commercial Services — 1.5%
995,000	AEA International Holdings (Luxembourg) S.a.r.l., First Lien Initial Term Loan, 6.063% (LIBOR + 375 bps), 9/7/28	$ 970,125
1,400,000	Amentum Government Services Holdings LLC, First Lien Tranche 3 Term Loan, 4.50% (Term SOFR + 400 bps), 2/15/29	1,355,084
2,977,500	CoreLogic, Inc. (fka First American Corporation), First Lien Initial Term Loan, 5.875% (LIBOR + 350 bps), 6/2/28	2,545,763
Pioneer Floating Rate Fund |  | 7/31/226

Schedule of Investments  |  7/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Commercial Services — (continued)
888,784	Indy US Bidco LLC, 2021 Refinancing Dollar Term Loan, 5.965% (LIBOR + 375 bps), 3/6/28	$ 841,382
922,687	Pre-Paid Legal Services, Inc., First Lien Initial Term Loan, 6.122% (LIBOR + 375 bps), 12/15/28	893,085
492,500	TruGreen LP, First Lien Second Refinancing Term Loan, 6.372% (LIBOR + 400 bps), 11/2/27	474,339
	Total Commercial Services	$7,079,778
	Communications Software — 0.2%
995,000	Mavenir Systems, Inc., Initial Term Loan, 6.205% (LIBOR + 475 bps), 8/18/28	$ 927,838
	Total Communications Software	$927,838
	Computer Data Security — 0.9%
2,183,500	Magenta Buyer LLC, First Lien Initial Term Loan, 7.05% (LIBOR + 475 bps), 7/27/28	$ 2,079,784
2,384,487	Vision Solutions, Inc. (Precisely Software Incorporated), First Lien Third Amendment Term Loan, 6.783% (LIBOR + 400 bps), 4/24/28	2,215,189
	Total Computer Data Security	$4,294,973
	Computer Services — 1.2%
891,000	Ahead DB Holdings LLC, First Lien Term B Loan, 6.01% (LIBOR + 375 bps), 10/18/27	$ 866,869
495,000	Maximus, Inc., Tranche B Term Loan, 4.375% (LIBOR + 200 bps), 5/28/28	492,525
3,144,521	Peraton Corp., First Lien Term B Loan, 6.122% (LIBOR + 375 bps), 2/1/28	3,059,358
992,500	Sitel Group, Initial Dollar Term Loan, 6.01% (LIBOR + 375 bps), 8/28/28	969,859
	Total Computer Services	$5,388,611
	Computer Software — 2.1%
1,396,500	Cornerstone OnDemand, Inc., First Lien Initial Term Loan, 6.122% (LIBOR + 375 bps), 10/16/28	$ 1,309,801
2,736,005	Help/Systems Holdings, Inc., Term Loan, 6.427% (Term SOFR + 400 bps), 11/19/26	2,575,949
2,700,000	McAfee Corp., Tranche B-1 Term Loan, 5.699% (Term SOFR + 400 bps), 3/1/29	2,585,531
3,357,500	Rackspace Technology Global, Inc., First Lien 2021 Term B Loan, 4.16% (LIBOR + 275 bps), 2/15/28	3,093,097
	Total Computer Software	$9,564,378
7Pioneer Floating Rate Fund |  | 7/31/22

Principal Amount USD ($)		Value
	Computers-Integrated Systems — 0.7%
1,090,046	Atlas CC Acquisition Corp., First Lien Term B Loan, 5.825% (LIBOR + 425 bps), 5/25/28	$ 1,023,280
221,704	Atlas CC Acquisition Corp., First Lien Term C Loan, 5.825% (LIBOR + 425 bps), 5/25/28	208,125
1,964,129	VeriFone Systems, Inc., First Lien Initial Term Loan, 5.524% (LIBOR + 400 bps), 8/20/25	1,813,137
	Total Computers-Integrated Systems	$3,044,542
	Consulting Services — 1.3%
2,926,505	Ankura Consulting Group LLC, First Lien Closing Date Term Loan, 6.941% (Term SOFR + 450 bps), 3/17/28	$ 2,816,761
1,210,171	MAG DS Corp., Initial Term Loan, 7.75% (LIBOR + 550 bps), 4/1/27	1,128,484
1,938,423	Vistra Group Holdings (BVI) II, Ltd., First Lien 2020 Dollar Term Loan, 6.122% (LIBOR + 375 bps), 10/27/25	1,854,426
	Total Consulting Services	$5,799,671
	Consumer Products — 0.4%
2,035,000	Instant Brands Holdings, Inc., Initial Loan, 7.076% (LIBOR + 500 bps), 4/12/28	$ 1,631,392
	Total Consumer Products	$1,631,392
	Containers-Paper & Plastic — 1.5%
987,469	Charter Next Generation, Inc., First Lien 2021 Initial Term Loan, 6.556% (LIBOR + 375 bps), 12/1/27	$ 951,056
812,625	Pactiv Evergreen Group Holdings, Inc., Tranche B-2 U.S. Term Loan, 5.622% (LIBOR + 325 bps), 2/5/26	790,481
1,240,625	Pregis TopCo LLC, First Lien Third Amendment Refinancing Term Loan, 6.372% (LIBOR + 400 bps), 7/31/26	1,191,000
979,900	Pregis TopCo, LLC, First Lien Initial Term Loan, 6.806% (LIBOR + 400 bps), 7/31/26	941,928
2,172,461	ProAmpac PG Borrower LLC, First Lien 2020-1 Term Loan, 5.036% (LIBOR + 375 bps), 11/3/25	2,077,416
89,123	Trident TPI Holdings, Inc., Tranche B-3 Delayed Draw Term Loan, 6.25% (LIBOR + 400 bps), 9/15/28	84,890
999,589	Trident TPI Holdings, Inc., Tranche B-3 Initial Term Loan, 6.25% (LIBOR + 400 bps), 9/15/28	952,109
	Total Containers-Paper & Plastic	$6,988,880
	Cosmetics & Toiletries — 1.0%
992,500	Conair Holdings LLC, First Lien Initial Term Loan, 6.00% (LIBOR + 375 bps), 5/17/28	$ 847,347
Pioneer Floating Rate Fund |  | 7/31/228

Schedule of Investments  |  7/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Cosmetics & Toiletries — (continued)
2,664,467	Parfums Holding Co., Inc., First Lien Initial Term Loan, 6.372% (LIBOR + 400 bps), 6/30/24	$ 2,524,250
1,466,438	Sunshine Luxembourg VII S.a r.l. Facility B3, 6.00% (LIBOR + 375 bps), 10/1/26	1,402,052
	Total Cosmetics & Toiletries	$4,773,649
	Data Processing & Management — 0.4%
1,450,000	DTI Holdco, Inc., First Lien Initial Term Loan, 7.327% (Term SOFR + 475 bps), 4/26/29	$ 1,362,637
332,500	Dun & Bradstreet Corp., 2022 Incremental Term B-2 Loan, 5.536% (Term SOFR + 325 bps), 1/18/29	322,889
	Total Data Processing & Management	$1,685,526
	Diagnostic Equipment — 0.8%
1,375,409	Avantor Funding, Inc., 2021 Incremental B-5 Dollar Term Loan, 4.622% (LIBOR + 225 bps), 11/8/27	$ 1,354,348
2,501,060	Curia Global, Inc., First Lien 2021 Term Loan, 6.556% (LIBOR + 375 bps), 8/30/26	2,421,924
	Total Diagnostic Equipment	$3,776,272
	Dialysis Centers — 0.4%
992,500	US Renal Care, Inc., 2021 Incremental Term Loan, 7.875% (LIBOR + 550 bps), 6/26/26	$ 701,367
1,458,750	US Renal Care, Inc., Initial Term Loan, 6.688% (LIBOR + 500 bps), 6/26/26	1,053,426
	Total Dialysis Centers	$1,754,793
	Disposable Medical Products — 0.4%
1,745,625	Medline Borrower, LP, Initial Dollar Term Loan, 5.622% (LIBOR + 325 bps), 10/23/28	$ 1,671,921
	Total Disposable Medical Products	$1,671,921
	Distribution & Wholesale — 1.9%
1,396,500	AIP RD Buyer Corp., First Lien Term Loan B, 6.577% (SOFR + 425 bps), 12/22/28	$ 1,358,096
1,377,901	Core & Main LP, Tranche B Term Loan, 4.319% (LIBOR + 250 bps), 7/27/28	1,334,412
1,828,125	Dealer Tire LLC, Term B-1 Loan, 6.622% (LIBOR + 425 bps), 12/12/25	1,792,133
2,984,416	Patriot Container Corp. (aka Wastequip), First Lien Closing Date Term Loan, 6.122% (LIBOR + 375 bps), 3/20/25	2,506,909
1,745,625	Pearls Bidco B.V. (Netherlands), Facility B (USD), 4.516% (Term SOFR + 400 bps), 2/26/29	1,625,614
	Total Distribution & Wholesale	$8,617,164
9Pioneer Floating Rate Fund |  | 7/31/22

Principal Amount USD ($)		Value
	E-Commerce — 1.2%
444,375	CNT Holdings I Corp., First Lien Initial Term Loan, 5.372% (LIBOR + 350 bps), 11/8/27	$ 431,798
2,927,956	Olaplex, Inc., Initial Term Loan, 6.391% (Term SOFR + 375 bps), 2/23/29	2,840,117
2,500,000	TA TT Buyer LLC, First Lien Initial Term Loan, 7.304% (Term SOFR + 525 bps), 4/2/29	2,375,000
	Total E-Commerce	$5,646,915
	Electric-Generation — 0.7%
1,630,236	Eastern Power, LLC (Eastern Covert Midco, LLC), Term Loan, 6.00% (LIBOR + 375 bps), 10/2/25	$ 1,361,248
772,800	Hamilton Projects Acquiror LLC, Term Loan, 6.75% (LIBOR + 450 bps), 6/17/27	749,294
914,322	Vistra Operations Company LLC (fka Tex Operations Company LLC), 2018 Incremental Term Loan, 3.906% (LIBOR + 175 bps), 12/31/25	899,321
	Total Electric-Generation	$3,009,863
	Electric-Integrated — 0.2%
922,474	Constellation Renewables, LLC, Loan, 4.08% (LIBOR + 250 bps), 12/15/27	$ 905,343
	Total Electric-Integrated	$905,343
	Electronic Composition — 0.7%
697,387	Compass Power Generation, L.L.C., Tranche B-2 Term Loan, 6.691% (Term SOFR + 425 bps), 4/14/29	$ 672,543
2,095,400	Energy Acquisition LP, First Lien Initial Term Loan, 6.622% (LIBOR + 425 bps), 6/26/25	1,938,245
672,040	Natel Engineering Co., Inc., Initial Term Loan, 7.743% (LIBOR + 625 bps), 4/30/26	624,997
	Total Electronic Composition	$3,235,785
	Electronics-Military — 0.3%
1,500,000(b)	Cobham Ultra US Co.-Borrower LLC, Term Loan, 11/17/28	$ 1,453,125
	Total Electronics-Military	$1,453,125
	Energy-Alternate Sources — 0.2%
1,000,000	TerraForm Power Operating, LLC, Term Loan, 4.192% (Term SOFR + 275 bps), 5/21/29	$ 986,875
	Total Energy-Alternate Sources	$986,875
Pioneer Floating Rate Fund |  | 7/31/2210

Schedule of Investments  |  7/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Engines — 0.5%
200,000	Arcline FM Holdings LLC, Second Lien Term Loan, 11.127% (LIBOR + 825 bps), 6/25/29	$ 191,000
1,985,000	Arcline FM Holdings, LLC, First Lien Initial Term Loan, 7.627% (LIBOR + 475 bps), 6/23/28	1,910,562
	Total Engines	$2,101,562
	Enterprise Software & Services — 0.7%
1,520,386	First Advantage Holdings, LLC, First Lien Term B-1 Loan, 5.122% (LIBOR + 275 bps), 1/31/27	$ 1,482,693
1,985,000	Skopima Consilio Parent LLC, First Lien Initial Term Loan, 6.372% (LIBOR + 400 bps), 5/12/28	1,838,193
	Total Enterprise Software & Services	$3,320,886
	Entertainment Software — 0.1%
493,750	Playtika Holding Corp., Term B-1 Loan, 5.122% (LIBOR + 275 bps), 3/13/28	$ 481,985
	Total Entertainment Software	$481,985
	Finance-Credit Card — 1.1%
1,824,000	Blackhawk Network Holdings, Inc., First Lien Term Loan, 5.054% (Term SOFR + 300 bps), 6/15/25	$ 1,756,512
990,007	FleetCor Technologies Operating Company, LLC, Term B-4 Loan, 4.122% (LIBOR + 175 bps), 4/28/28	966,495
2,479,975	Paysafe Group Holdings II, Ltd., Facility B1, 5.122% (LIBOR + 275 bps), 6/28/28	2,281,577
	Total Finance-Credit Card	$5,004,584
	Finance-Investment Banker — 0.2%
493,750	Citadel Securities LP, 2021 Term Loan, 4.941% (Term SOFR + 250 bps), 2/2/28	$ 485,109
497,481	Hudson River Trading LLC, Term Loan, 5.441% (Term SOFR + 300 bps), 3/20/28	474,828
	Total Finance-Investment Banker	$959,937
	Finance-Leasing Company — 0.3%
1,235,638	Avolon TLB Borrower 1 (US) LLC, Term B-4 Loan, 3.626% (LIBOR + 150 bps), 2/12/27	$ 1,192,906
37,847	Fly Willow Funding Ltd., Term Loan B, 8.512% (LIBOR + 600 bps), 10/8/25	37,279
	Total Finance-Leasing Company	$1,230,185
	Finance-Special Purpose Banks — 0.3%
1,223,395	Bank of Industry, Ltd., Facility, 7.745% (LIBOR + 600 bps), 12/11/23	$ 1,226,759
	Total Finance-Special Purpose Banks	$1,226,759
11Pioneer Floating Rate Fund |  | 7/31/22

Principal Amount USD ($)		Value
	Food-Dairy Products — 0.2%
1,031,625	Chobani LLC., 2020 New Term Loan, 5.872% (LIBOR + 350 bps), 10/25/27	$ 970,372
	Total Food-Dairy Products	$970,372
	Footwear & Related Apparel — 0.5%
2,493,750	Crocs, Inc., Term Loan, 4.00% (Term SOFR + 350 bps), 2/20/29	$ 2,354,516
	Total Footwear & Related Apparel	$2,354,516
	Gambling (Non-Hotel) — 0.5%
2,325,000	Scientific Games International, Inc., Initial Term B Loan, 5.044% (Term SOFR + 300 bps), 4/14/29	$ 2,278,500
	Total Gambling (Non-Hotel)	$2,278,500
	Hotels & Motels — 0.5%
2,488,731	Hilton Grand Vacations Borrower LLC, Initial Term Loan, 5.372% (LIBOR + 300 bps), 8/2/28	$ 2,446,734
	Total Hotels & Motels	$2,446,734
	Human Resources — 0.8%
1,481,250	CCRR Parent, Inc., First Lien Initial Term Loan, 6.01% (LIBOR + 375 bps), 3/6/28	$ 1,429,406
2,540,202	Team Health Holdings, Inc., Extended Term Loan, 7.577% (Term SOFR + 525 bps), 3/2/27	2,082,966
	Total Human Resources	$3,512,372
	Independ Power Producer — 0.3%
691,763	Calpine Construction Finance Company, L.P., Term B Loan, 4.372% (LIBOR + 200 bps), 1/15/25	$ 677,712
576,320	EFS Cogen Holdings I LLC, Term B Advance, 5.76% (LIBOR + 350 bps), 10/1/27	543,992
	Total Independ Power Producer	$1,221,704
	Internet Content — 0.2%
853,031	Hunter US Bidco, Inc., First Lien Initial Dollar Term Loan, 6.50% (LIBOR + 425 bps), 8/19/28	$ 829,573
	Total Internet Content	$829,573
	Internet Security — 0.1%
500,000(b)	NortonLifeLock, Inc., Term Loan B, 1/28/29	$ 487,344
	Total Internet Security	$487,344
	Investment Management & Advisory Services — 1.3%
884,879	Allspring Buyer LLC, Initial Term Loan, 5.563% (LIBOR + 325 bps), 11/1/28	$ 864,600
Pioneer Floating Rate Fund |  | 7/31/2212

Schedule of Investments  |  7/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Investment Management & Advisory Services — (continued)
1,336,500	Edelman Financial Engines Center LLC, First Lien 2021 Initial Term Loan, 5.872% (LIBOR + 350 bps), 4/7/28	$ 1,272,599
2,992,500	LHS Borrower LLC, Initial Term Loan, 7.177% (Term SOFR + 475 bps), 2/16/29	2,558,588
1,487,415	Russell Investments US Institutional Holdco, Inc., 2025 Term Loan, 5.00% (LIBOR + 350 bps), 5/30/25	1,403,748
	Total Investment Management & Advisory Services	$6,099,535
	Lasers-System & Components — 0.3%
1,250,000	II-VI Incorporated, Initial Term B Loan, 4.463% (LIBOR + 275 bps), 7/2/29	$ 1,219,791
	Total Lasers-Syst/Components	$1,219,791
	Lottery Services — 0.3%
1,300,000	Scientific Games Corp., First Lien Initial Dollar Term Loan, 5.617% (Term SOFR + 350 bps), 4/4/29	$ 1,246,240
	Total Lottery Services	$1,246,240
	Machinery — 1.0%
997,500	Eagle Parent Corp., Initial Term Loan, 6.304% (Term SOFR + 425 bps), 4/2/29	$ 975,992
1,828,750	East West Manufacturing LLC, Initial Term Loan, 8.077% (Term SOFR + 575 bps), 12/22/28	1,737,312
1,990,000	Engineered Components & Systems LLC, First Lien Initial Term Loan, 7.872% (LIBOR + 600 bps), 8/2/28	1,820,850
	Total Machinery	$4,534,154
	Machinery-Pumps — 0.3%
1,583,626	Circor International, Inc., Initial Term Loan, 7.759% (LIBOR + 550 bps), 12/20/28	$ 1,441,100
	Total Machinery-Pumps	$1,441,100
	Medical Diagnostic Imaging — 0.4%
1,733,788	US Radiology Specialists, Inc. (US Outpatient Imaging Services, Inc.), Closing Date Term Loan, 7.563% (LIBOR + 525 bps), 12/15/27	$ 1,632,361
	Total Medical Diagnostic Imaging	$1,632,361
	Medical Information Systems — 0.7%
1,923,913	athenahealth, Inc., Initial Term Loan, 5.653% (Term SOFR + 350 bps), 2/15/29	$ 1,838,780
13Pioneer Floating Rate Fund |  | 7/31/22

Principal Amount USD ($)		Value
	Medical Information Systems — (continued)
495,000	Azalea TopCo, Inc., First Lien 2021 Term Loan, 6.122% (LIBOR + 375 bps), 7/24/26	$ 466,847
972,500	Azalea TopCo, Inc., First Lien Initial Term Loan, 5.872% (LIBOR + 350 bps), 7/24/26	914,150
	Total Medical Information Systems	$3,219,777
	Medical Labs & Testing Services — 1.9%
1,445,938	Envision Healthcare Corp., Initial Term Loan, 6.122% (LIBOR + 375 bps), 10/10/25	$ 404,637
997,455	eResearchTechnology, Inc., First Lien Initial Term Loan, 6.872% (LIBOR + 450 bps), 2/4/27	947,939
1,716,363	FC Compassus LLC, Term B-1 Loan, 7.127% (LIBOR + 425 bps), 12/31/26	1,510,399
834,876	Icon Public Limited Company, Lux Term Loan, 4.563% (LIBOR + 225 bps), 7/3/28	821,309
652,631	Loire UK Midco 3, Ltd., Facility B, 5.622% (LIBOR + 325 bps), 4/21/27	618,368
1,232,523	Phoenix Guarantor Inc., First Lien Tranche B-3 Term Loan, 5.759% (LIBOR + 350 bps), 3/5/26	1,189,770
495,000	Sound Inpatient Physicians Holdings LLC, First Lien 2021 Incremental Term Loan, 5.30% (LIBOR + 300 bps), 6/27/25	463,237
982,097	Sound Inpatient Physicians, Inc., First Lien Initial Term Loan, 5.122% (LIBOR + 275 bps), 6/27/25	923,171
500,000	Sound Inpatient Physicians, Inc., Second Lien Initial Term Loan, 9.122% (LIBOR + 675 bps), 6/26/26	446,250
1,488,750	U.S. Anesthesia Partners, Inc., First Lien Initial Term Loan, 5.963% (LIBOR + 425 bps), 10/1/28	1,398,262
	Total Medical Labs & Testing Services	$8,723,342
	Medical Products — 0.3%
1,397,289	NMN Holdings III Corp., First Lien Closing Date Term Loan, 6.122% (LIBOR + 375 bps), 11/13/25	$ 1,285,505
299,521	NMN Holdings III Corp., First Lien Delayed Draw Term Loan, 6.122% (LIBOR + 375 bps), 11/13/25	275,560
	Total Medical Products	$1,561,065
	Medical-Biomedical & Generation — 0.5%
2,587,000	ANI Pharmaceuticals, Inc., Initial Term Loan, 8.372% (LIBOR + 600 bps), 11/19/27	$ 2,460,884
	Total Medical-Biomedical & Generation	$2,460,884
	Medical-Drugs — 1.7%
1,500,000	Bausch Health Cos., Inc., Second Amendment Term Loan, 7.174% (Term SOFR + 525 bps), 2/1/27	$ 1,265,625
Pioneer Floating Rate Fund |  | 7/31/2214

Schedule of Investments  |  7/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Medical-Drugs — (continued)
2,787,173	Endo Luxembourg Finance Company I S.a r.l., 2021 Term Loan, 7.375% (LIBOR + 500 bps), 3/27/28	$ 2,248,321
208,010	Icon Public Limited Company, U.S. Term Loan, 4.563% (LIBOR + 225 bps), 7/3/28	204,630
1,237,500	Jazz Pharmaceuticals Public Limited Company, Initial Dollar Term Loan, 5.872% (LIBOR + 350 bps), 5/5/28	1,211,976
1,861,667	Organon & Co., Dollar Term Loan, 4.625% (LIBOR + 300 bps), 6/2/28	1,836,069
1,176,471	Padagis LLC, Term B Loan, 7.043% (LIBOR + 475 bps), 7/6/28	1,117,647
	Total Medical-Drugs	$7,884,268
	Medical-Generic Drugs — 0.2%
750,000	Perrigo Company PLC, Initial Term B Loan, 4.199% (Term SOFR + 250 bps), 4/20/29	$ 740,625
	Total Medical-Generic Drugs	$740,625
	Medical-HMO — 0.3%
1,485,000	One Call Corp., First Lien Term B Loan, 8.313% (LIBOR + 550 bps), 4/22/27	$ 1,195,425
	Total Medical-HMO	$1,195,425
	Medical-Hospitals — 1.0%
2,493,750	EyeCare Partners, LLC, First Lien Amendment No. 1 Term Loan, 6.00% (LIBOR + 375 bps), 11/15/28	$ 2,319,188
1,940,097	LifePoint Health, Inc. (fka Regionalcare Hospital Partners Holdings, Inc.), First Lien Term B Loan, 6.122% (LIBOR + 375 bps), 11/16/25	1,836,626
760,008	Quorum Health Corp., Exit Term Loan, 10.598% (LIBOR + 775 bps), 4/29/25	490,205
	Total Medical-Hospitals	$4,646,019
	Medical-Outpatient & Home Medicine — 0.2%
859,900	Medical Solutions Holdings, Inc., First Lien Initial Term Loan, 6.377% (LIBOR + 350 bps), 11/1/28	$ 830,878
	Total Medical-Outpatient & Home Medicine	$830,878
	Medical-Wholesale Drug Distribution — 0.9%
1,478,735	Gainwell Acquisition Corp., First Lien Term B Loan, 6.25% (LIBOR + 400 bps), 10/1/27	$ 1,430,059
1,995,000	Owens & Minor, Inc., Term B-1 Loan, 6.177% (Term SOFR + 375 bps), 3/29/29	1,990,013
496,231	Packaging Coordinators Midco, Inc., First Lien Term B Loan, 6.00% (LIBOR + 375 bps), 11/30/27	479,483
	Total Medical-Wholesale Drug Distribution	$3,899,555
15Pioneer Floating Rate Fund |  | 7/31/22

Principal Amount USD ($)		Value
	Metal Processors & Fabrication — 0.7%
1,985,000	Grinding Media, Inc. (Molycop, Ltd.), First Lien Initial Term Loan, 4.796% (LIBOR + 400 bps), 10/12/28	$ 1,860,938
1,630,597	WireCo WorldGroup, Inc., Initial Term Loan, 5.688% (LIBOR + 425 bps), 11/13/28	1,565,373
	Total Metal Processors & Fabrication	$3,426,311
	Metal-Iron — 0.1%
665,734	TMS International Corp., Term B-2 Loan, 5.556% (LIBOR + 275 bps), 8/14/24	$ 639,105
	Total Metal-Iron	$639,105
	Municipal-Education — 0.2%
995,000	Lakeshore Intermediate LLC, First Lien Initial Term Loan, 5.287% (LIBOR + 350 bps), 9/29/28	$ 958,931
	Total Municipal-Education	$958,931
	Networking Products — 0.5%
2,969,924	GoTo Group, Inc., First Lien Initial Term Loan, 6.912% (LIBOR + 475 bps), 8/31/27	$ 2,281,891
	Total Networking Products	$2,281,891
	Non-hazardous Waste Disposal — 0.5%
1,155,931	GFL Environmental Inc., 2020 Refinancing Term Loan, 5.806% (LIBOR + 300 bps), 5/30/25	$ 1,148,562
511,219	MIP V Waste LLC, Initial Term Loan, 5.622% (LIBOR + 325 bps), 12/8/28	498,438
742,500	WIN Waste Innovations Holdings Inc., Initial Term Loan, 5.00% (LIBOR + 275 bps), 3/24/28	722,700
	Total Non-hazardous Waste Disposal	$2,369,700
	Office Automation & Equipment — 0.1%
691,250	Pitney Bowes, Inc., Refinancing Tranche B Term Loan, 6.38% (LIBOR + 400 bps), 3/17/28	$ 625,581
	Total Office Automation & Equipment	$625,581
	Oil Comp-Explor & Production — 0.3%
1,243,750	Southwestern Energy Company, Initial Loan, 4.704% (Term SOFR + 250 bps), 6/22/27	$ 1,232,867
	Total Oil Comp-Explor & Production	$1,232,867
	Oil Refining&Marketing — 0.0%
2,476	Delek US Holdings, Inc., Initial Loan, 4.622% (LIBOR + 225 bps), 3/31/25	$ 2,385
	Total Oil Refining&Marketing	$2,385
Pioneer Floating Rate Fund |  | 7/31/2216

Schedule of Investments  |  7/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Oil-Field Services — 0.9%
4,233,801	ProFrac Holdings II, LLC, Term Loan, 10.007% (Term SOFR + 850 bps), 3/4/25	$ 4,122,664
	Total Oil-Field Services	$4,122,664
	Paper & Related Products — 0.3%
1,581,944	Sylvamo Corp., Term Loan B, 6.872% (LIBOR + 450 bps), 8/18/28	$ 1,512,734
	Total Paper & Related Products	$1,512,734
	Pastoral & Agricultural — 0.3%
1,343,250	Alltech, Inc., Term B Loan, 6.372% (LIBOR + 400 bps), 10/13/28	$ 1,273,848
	Total Pastoral & Agricultural	$1,273,848
	Pharmacy Services — 0.1%
646,750	Option Care Health, Inc., First Lien 2021 Refinancing Term Loan, 5.122% (LIBOR + 275 bps), 10/27/28	$ 634,825
	Total Pharmacy Services	$634,825
	Physical Therapy & Rehabilitation Centers — 0.9%
2,061,500	Summit Behavioral Healthcare LLC, First Lien Initial Term Loan, 6.256% (LIBOR + 475 bps), 11/24/28	$ 1,948,118
2,456,438	Upstream Newco, Inc., First Lien August 2021 Incremental Term Loan, 6.691% (Term SOFR + 425 bps), 11/20/26	2,296,769
	Total Physical Therapy & Rehabilitation Centers	$4,244,887
	Pipelines — 2.3%
1,883,423	Centurion Pipeline Company, LLC, Initial Term Loan, 5.622% (LIBOR + 325 bps), 9/29/25	$ 1,848,109
199,664	DT Midstream, Inc., Initial Term Loan, 4.372% (LIBOR + 200 bps), 6/26/28	200,092
1,973,392	Freeport LNG Investments LLLP, Initial Term B Loan, 6.21% (LIBOR + 350 bps), 12/21/28	1,857,763
248,125	ITT Holdings LLC, Initial Term Loan, 5.122% (LIBOR + 275 bps), 7/10/28	239,234
1,323,438	Northriver Midstream Finance LP, Initial Term B Loan, 5.527% (LIBOR + 325 bps), 10/1/25	1,311,238
1,492,500	Oryx Midstream Services Permian Basin LLC, Initial Term Loan, 4.705% (LIBOR + 325 bps), 10/5/28	1,457,364
1,492,500	TransMontaigne Operating Co. LP, Tranche B Term Loan, 5.656% (LIBOR + 350 bps), 11/17/28	1,442,750
2,310,706	Traverse Midstream Partners LLC, Advance, 5.25% (Term SOFR + 425 bps), 9/27/24	2,280,859
	Total Pipelines	$10,637,409
17Pioneer Floating Rate Fund |  | 7/31/22

Principal Amount USD ($)		Value
	Printing-Commercial — 0.2%
742,500	Cimpress plc, Tranche B-1 Term Loan, 5.872% (LIBOR + 350 bps), 5/17/28	$ 683,100
	Total Printing-Commercial	$683,100
	Property & Casualty Insurance — 1.0%
1,994,949	Asurion LLC, New B-9 Term Loan, 5.622% (LIBOR + 325 bps), 7/31/27	$ 1,877,746
750,000	Asurion LLC, Second Lien New B-4 Term Loan, 7.622% (LIBOR + 525 bps), 1/20/29	645,938
1,964,872	Sedgwick Claims Management Services, Inc. (Lightning Cayman Merger Sub, Ltd.), 2019 Term Loan, 6.122% (LIBOR + 375 bps), 9/3/26	1,916,241
	Total Property & Casualty Insurance	$4,439,925
	Protection-Safety — 0.8%
992,500	APX Group, Inc., Initial Term Loan, 5.656% (LIBOR + 350 bps), 7/10/28	$ 935,897
2,579,862	Prime Security Services Borrower, LLC, First Lien 2021 Refinancing Term B-1 Loan, 4.463% (LIBOR + 275 bps), 9/23/26	2,512,832
	Total Protection-Safety	$3,448,729
	Publishing — 1.0%
645,125	Cengage Learning, Inc., First Lien Term B Loan, 7.814% (LIBOR + 475 bps), 7/14/26	$ 594,886
2,000,000	Houghton Mifflin Harcourt Company, First Lien Term B Loan, 7.677% (Term SOFR + 525 bps), 4/9/29	1,883,334
2,233,125	McGraw-Hill Education, Inc., Initial Term Loan, 5.554% (LIBOR + 475 bps), 7/28/28	2,127,051
	Total Publishing	$4,605,271
	Publishing-Periodicals — 0.2%
872,813	MJH Healthcare Holdings LLC, Initial Term B Loan, 5.701% (Term SOFR + 350 bps), 1/28/29	$ 830,263
	Total Publishing-Periodicals	$830,263
	Recreational Centers — 0.3%
1,487,659	Fitness International LLC, Term B Loan, 5.622% (LIBOR + 325 bps), 4/18/25	$ 1,368,646
	Total Recreational Centers	$1,368,646
Pioneer Floating Rate Fund |  | 7/31/2218

Schedule of Investments  |  7/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Recycling — 0.7%
1,642,500	Harsco Corporation, Term B-3 Loan, 4.625% (LIBOR + 225 bps), 3/10/28	$ 1,516,574
1,784,985	LTR Intermediate Holdings, Inc., Initial Term Loan, 6.75% (LIBOR + 450 bps), 5/5/28	1,619,874
	Total Recycling	$3,136,448
	Rental Auto & Equipment — 1.1%
698,250	Avis Budget Car Rental LLC, Tranche C Term Loan, 5.927% (Term SOFR + 350 bps), 3/16/29	$ 682,539
1,699,169	Fly Funding II S.a r.l., Replacement Loan, 3.13% (LIBOR + 175 bps), 8/11/25	1,587,237
1,666,020	Hertz Corp., Initial Term B Loan, 5.63% (LIBOR + 325 bps), 6/30/28	1,604,325
317,152	Hertz Corp., Initial Term C Loan, 5.63% (LIBOR + 325 bps), 6/30/28	305,408
995,000	PECF USS Intermediate Holding III Corp., Initial Term Loan, 6.622% (LIBOR + 425 bps), 12/15/28	913,410
	Total Rental Auto & Equipment	$5,092,919
	Retail — 4.5%
985,000	84 Lumber Company, Term B-1 Loan, 5.372% (LIBOR + 300 bps), 11/13/26	$ 950,525
987,500	Belron Group SA, Dollar Third Incremental Loan, 3.875% (LIBOR + 250 bps), 4/13/28	967,338
594,000	Foundation Building Materials, Inc., First Lien Initial Term Loan, 5.622% (LIBOR + 325 bps), 1/31/28	547,780
1,265,797	Great Outdoors Group LLC, Term B-2 Loan, 6.122% (LIBOR + 375 bps), 3/6/28	1,161,764
786,000	Harbor Freight Tools USA, Inc., 2021 Initial Term Loan, 5.122% (LIBOR + 275 bps), 10/19/27	731,471
905,209	Highline Aftermarket Acquisition LLC, First Lien Initial Term Loan, 6.872% (LIBOR + 450 bps), 11/9/27	826,003
1,535,858	LBM Acquisition LLC, First Lien Initial Term Loan, 7.121% (LIBOR + 375 bps), 12/17/27	1,324,997
1,485,000	Michaels Cos, Inc., The Term B Loan, 6.50% (LIBOR + 425 bps), 4/15/28	1,250,582
1,135,625	Petco Health & Wellness Co., Inc., First Lien Initial Term Loan, 5.50% (LIBOR + 325 bps), 3/3/28	1,101,657
1,683,000	PetSmart LLC, Initial Term Loan, 6.12% (LIBOR + 375 bps), 2/11/28	1,626,549
893,250	Pilot Travel Centers LLC, Initial Tranche B Term Loan, 4.427% (Term SOFR + 200 bps), 8/4/28	877,928
1,952,960	RVR Dealership Holdings, LLC, Term Loan, 5.168% (Term SOFR + 375 bps), 2/8/28	1,664,899
19Pioneer Floating Rate Fund |  | 7/31/22

Principal Amount USD ($)		Value
	Retail — (continued)
1,287,000	SRS Distribution, Inc., 2021 Reﬁnancing Term Loan, 6.306% (LIBOR + 350 bps), 6/2/28	$ 1,229,486
2,926,093	Staples, Inc., 2019 Refinancing New Term B-2 Loan, 5.786% (LIBOR + 450 bps), 9/12/24	2,714,560
962,500	Torrid LLC, Closing Date Term Loan, 6.739% (LIBOR + 550 bps), 6/14/28	914,375
646,750	Whatabrands LLC, Initial Term B Loan, 5.622% (LIBOR + 325 bps), 8/3/28	618,960
1,990,000	White Cap Supply Holdings LLC, Initial Closing Date Term Loan, 6.077% (Term SOFR + 375 bps), 10/19/27	1,908,161
	Total Retail	$20,417,035
	Schools — 0.6%
1,463,395	KUEHG Corp. (fka KC MergerSub, Inc.), Term B-3 Loan, 6.00% (LIBOR + 375 bps), 2/21/25	$ 1,407,054
1,396,500	McKissock Investment Holdings LLC, Initial Term Loan, 5.951% (Term SOFR + 500 bps), 3/12/29	1,324,929
	Total Schools	$2,731,983
	Security Services — 1.3%
1,973,778	Allied Universal Holdco LLC (f/k/a USAGM Holdco, LLC), Initial U.S. Dollar Term Loan, 6.122% (LIBOR + 375 bps), 5/12/28	$ 1,846,580
4,145,713	Garda World Security Corp., Term B-2 Loan, 6.47% (LIBOR + 425 bps), 10/30/26	3,938,427
	Total Security Services	$5,785,007
	Shipbuilding — 0.4%
1,879,761	MHI Holdings LLC, Initial Term Loan, 7.372% (LIBOR + 500 bps), 9/21/26	$ 1,842,166
	Total Shipbuilding	$1,842,166
	Soap & Cleaning Preparation — 0.3%
1,990,000	Knight Health Holdings LLC, Term B Loan, 7.622% (LIBOR + 525 bps), 12/23/28	$ 1,532,300
	Total Soap & Cleaning Preparation	$1,532,300
	Steel Pipe & Tube — 0.2%
699,375	Atkore International, Inc., Initial Term Loan, 4.313% (LIBOR + 200 bps), 5/26/28	$ 696,607
	Total Steel Pipe & Tube	$696,607
Pioneer Floating Rate Fund |  | 7/31/2220

Schedule of Investments  |  7/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Steel Producers — 0.3%
2,169,624	Phoenix Services International LLC, Term B Loan, 6.122% (LIBOR + 375 bps), 3/1/25	$ 1,489,809
	Total Steel Producers	$1,489,809
	Telecom Services — 0.3%
1,621,374	Windstream Services II, LLC, Initial Term Loan, 8.622% (LIBOR + 625 bps), 9/21/27	$ 1,537,603
	Total Telecom Services	$1,537,603
	Telecommunication Equipment — 0.3%
1,706,140	Commscope, Inc., Initial Term Loan, 5.622% (LIBOR + 325 bps), 4/6/26	$ 1,593,375
	Total Telecommunication Equipment	$1,593,375
	Telephone-Integrated — 0.9%
2,973,981	Level 3 Financing, Inc., Tranche B 2027 Term Loan, 4.122% (LIBOR + 175 bps), 3/1/27	$ 2,880,511
1,319,742	Lumen Technologies Inc., Term B Loan, 4.622% (LIBOR + 225 bps), 3/15/27	1,261,297
	Total Telephone-Integrated	$4,141,808
	Television — 0.5%
1,448,566	Gray Television, Inc., Term B-2 Loan, 4.213% (LIBOR + 250 bps), 2/7/24	$ 1,432,722
802,313	Sinclair Television Group, Inc., Tranche B-2b Term Loan, 4.88% (LIBOR + 250 bps), 9/30/26	749,159
	Total Television	$2,181,881
	Textile-Home Furnishings — 0.3%
1,995,000	Runner Buyer, Inc., Initial Term Loan, 7.075% (LIBOR + 550 bps), 10/20/28	$ 1,506,225
	Total Textile-Home Furnishings	$1,506,225
	Theaters — 0.6%
2,969,400	AMC Entertainment Holdings, Inc. (fka AMC Entertainment, Inc.), Term B-1 Loan, 4.872% (LIBOR + 300 bps), 4/22/26	$ 2,575,955
	Total Theaters	$2,575,955
	Therapeutics — 0.1%
493,750	Horizon Therapeutics USA, Inc., Incremental Term B-2 Loan, 4.063% (LIBOR + 175 bps), 3/15/28	$ 486,498
	Total Therapeutics	$486,498
21Pioneer Floating Rate Fund |  | 7/31/22

Principal Amount USD ($)		Value
	Transactional Software — 0.6%
2,771,562	Polaris Newco, LLC, First Lien Dollar Term Loan, 6.372% (LIBOR + 400 bps), 6/2/28	$ 2,640,953
	Total Transactional Software	$2,640,953
	Transportation - Trucks — 0.3%
1,736,875	Carriage Purchaser, Inc., Term B Loan, 6.622% (LIBOR + 425 bps), 9/30/28	$ 1,592,497
	Total Transportation - Trucks	$1,592,497
	Transportation Services — 1.4%
2,530,875	AIT Worldwide Logistics Holdings, Inc., First Lien Initial Term Loan, 7.043% (LIBOR + 475 bps), 4/6/28	$ 2,299,933
1,496,250	Echo Global Logistics, Inc., First Lien Initial Term Loan, 5.872% (LIBOR + 350 bps), 11/23/28	1,403,482
1,635,165	First Student Bidco, Inc., Initial Term B Loan, 5.232% (LIBOR + 300 bps), 7/21/28	1,526,496
606,618	First Student Bidco, Inc., Initial Term C Loan, 5.232% (LIBOR + 300 bps), 7/21/28	566,303
645,125	LaserShip, Inc., First Lien Initial Term Loan, 7.377% (LIBOR + 450 bps), 5/7/28	549,969
	Total Transportation Services	$6,346,183
	Transport-Equipment & Leasing — 0.3%
1,488,913	IBC Capital I, Ltd., First Lien Tranche B-1 Term Loan, 5.78% (LIBOR + 375 bps), 9/11/23	$ 1,346,535
	Total Transport-Equipment & Leasing	$1,346,535
	Transport-Rail — 0.1%
488,750	Genesee & Wyoming, Inc., Initial Term Loan, 4.25% (LIBOR + 200 bps), 12/30/26	$ 481,597
	Total Transport-Rail	$481,597
	Veterinary Diagnostics — 0.3%
942,025	Elanco Animal Health Incorporated, Term Loan, 3.463% (LIBOR + 175 bps), 8/1/27	$ 914,353
494,975	Southern Veterinary Partners LLC, First Lien Initial Term Loan, 6.372% (LIBOR + 400 bps), 10/5/27	475,176
	Total Veterinary Diagnostics	$1,389,529
	Web Hosting/Design — 0.3%
1,487,481	Endurance International Group Holdings, Inc., Initial Term Loan, 5.291% (LIBOR + 350 bps), 2/10/28	$ 1,370,962
	Total Web Hosting/Design	$1,370,962
Pioneer Floating Rate Fund |  | 7/31/2222

Schedule of Investments  |  7/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Wireless Equipment — 0.2%
945,000	Maxar Technologies Inc., Initial Term Loan, 6.677% (Term SOFR + 425 bps), 6/14/29	$ 907,987
	Total Wireless Equipment	$907,987
	Total Senior Secured Floating Rate Loan Interests (Cost $426,929,969)	$400,604,001

Shares
	Common Stocks — 0.1% of Net Assets
	Airlines — 0.1%
33,954(c)	Grupo Aeromexico SAB de CV	$ 329,788
	Total Airlines	$329,788
	Oil, Gas & Consumable Fuels — 0.0%†
6,293(c)	Summit Midstream Partners LP	$ 94,080
	Total Oil, Gas & Consumable Fuels	$94,080
	Specialty Retail — 0.0%†
54,675(c)+^	Targus Cayman SubCo., Ltd.	$ 67,250
	Total Specialty Retail	$67,250
	Total Common Stocks (Cost $765,411)	$491,118

Principal Amount USD ($)
	Asset Backed Securities — 1.0% of Net Assets
1,000,000(a)	522 Funding CLO, Ltd., Series 2019-5A, Class ER, 9.088% (3 Month Term SOFR + 676 bps), 4/15/35 (144A)	$ 876,627
1,000,000(a)	AB BSL CLO 1, Ltd., Series 2020-1A, Class ER, 9.188% (3 Month Term SOFR + 686 bps), 1/15/35 (144A)	871,428
1,000,000(a)	AGL CLO 17, Ltd., Series 2022-17A, Class E, 8.823% (3 Month Term SOFR + 635 bps), 1/21/35 (144A)	881,699
23Pioneer Floating Rate Fund |  | 7/31/22

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
1,000,000(a)	Crown Point CLO 11, Ltd., Series 2021-11A, Class E, 9.55% (3 Month USD LIBOR + 681 bps), 1/17/34 (144A)	$ 878,929
1,000,000(a)	Sound Point CLO XXV, Ltd., Series 2019-4A, Class ER, 9.791% (3 Month Term SOFR + 725 bps), 4/25/33 (144A)	900,878
	Total Asset Backed Securities (Cost $4,944,027)	$4,409,561

	Commercial Mortgage-Backed Securities—0.1% of Net Assets
289,394(a)	FREMF Mortgage Trust, Series 2020-KF74, Class C, 8.037% (1 Month USD LIBOR + 625 bps), 1/25/27 (144A)	$ 281,565
263,592(a)	FREMF Mortgage Trust, Series 2020-KF83, Class C, 10.787% (1 Month USD LIBOR + 900 bps), 7/25/30 (144A)	254,388
	Total Commercial Mortgage-Backed Securities (Cost $568,384)	$535,953

	Corporate Bonds — 4.3% of Net Assets
	Advertising — 0.0%†
265,000	Clear Channel Outdoor Holdings, Inc., 7.50%, 6/1/29 (144A)	$ 213,325
	Total Advertising	$213,325
	Airlines — 0.6%
3,090,000	Grupo Aeromexico SAB de CV, 8.50%, 3/17/27 (144A)	$ 2,938,590
	Total Airlines	$2,938,590
	Chemicals — 0.2%
500,000	Olin Corp., 5.625%, 8/1/29	$ 480,000
376,000	Rain CII Carbon LLC/CII Carbon Corp., 7.25%, 4/1/25 (144A)	355,320
	Total Chemicals	$835,320
	Commercial Services — 0.3%
500,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 9.75%, 7/15/27 (144A)	$ 457,780
1,000,000	APX Group, Inc., 6.75%, 2/15/27 (144A)	990,504
	Total Commercial Services	$1,448,284
Pioneer Floating Rate Fund |  | 7/31/2224

Schedule of Investments  |  7/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Diversified Financial Services — 0.3%
1,016,015(d)	Avation Capital SA, 8.25% (9.00% PIK or 8.25% Cash), 10/31/26 (144A)	$ 764,407
440,000	Nationstar Mortgage Holdings, Inc., 5.50%, 8/15/28 (144A)	386,650
	Total Diversified Financial Services	$1,151,057
	Entertainment — 0.7%
1,520,000	Mohegan Gaming & Entertainment, 8.00%, 2/1/26 (144A)	$ 1,360,400
2,000,000	SeaWorld Parks & Entertainment, Inc., 5.25%, 8/15/29 (144A)	1,793,000
	Total Entertainment	$3,153,400
	Healthcare-Services — 0.1%
145,000	Molina Healthcare, Inc., 4.375%, 6/15/28 (144A)	$ 139,563
490,000	US Acute Care Solutions LLC, 6.375%, 3/1/26 (144A)	455,700
	Total Healthcare-Services	$595,263
	Housewares — 0.0%†
70,000	CD&R Smokey Buyer, Inc., 6.75%, 7/15/25 (144A)	$ 65,688
	Total Housewares	$65,688
	Iron & Steel — 0.4%
625,000	Carpenter Technology Corp., 6.375%, 7/15/28	$ 580,868
960,000	Carpenter Technology Corp., 7.625%, 3/15/30	874,090
260,000	TMS International Corp., 6.25%, 4/15/29 (144A)	173,316
	Total Iron & Steel	$1,628,274
	Leisure Time — 0.1%
500,000	Viking Cruises, Ltd., 5.875%, 9/15/27 (144A)	$ 406,905
	Total Leisure Time	$406,905
	Lodging — 0.2%
1,000,000	Station Casinos LLC, 4.50%, 2/15/28 (144A)	$ 907,230
	Total Lodging	$907,230
	Media — 0.3%
1,500,000	Sinclair Television Group, Inc., 4.125%, 12/1/30 (144A)	$ 1,275,195
	Total Media	$1,275,195
	Mining — 0.1%
390,000	Hudbay Minerals, Inc., 6.125%, 4/1/29 (144A)	$ 303,225
	Total Mining	$303,225
25Pioneer Floating Rate Fund |  | 7/31/22

Principal Amount USD ($)		Value
	Pharmaceuticals — 0.2%
1,000,000	Teva Pharmaceutical Finance Netherlands III BV, 6.00%, 4/15/24	$ 1,008,750
	Total Pharmaceuticals	$1,008,750
	REITs — 0.2%
750,000	Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 7.875%, 2/15/25 (144A)	$ 754,687
	Total REITs	$754,687
	Retail — 0.4%
205,000	Asbury Automotive Group, Inc., 4.50%, 3/1/28	$ 187,587
221,000	Asbury Automotive Group, Inc., 4.75%, 3/1/30	192,684
95,000	Bath & Body Works, Inc., 6.625%, 10/1/30 (144A)	90,655
295,000	Beacon Roofing Supply, Inc., 4.125%, 5/15/29 (144A)	261,075
205,000	Macy's Retail Holdings LLC, 5.875%, 4/1/29 (144A)	180,049
442,000	Party City Holdings, Inc., 8.75%, 2/15/26 (144A)	267,656
1,000,000	White Cap Buyer LLC, 6.875%, 10/15/28 (144A)	844,980
	Total Retail	$2,024,686
	Telecommunications — 0.2%
1,000,000	Altice France SA, 5.50%, 10/15/29 (144A)	$ 860,070
	Total Telecommunications	$860,070
	Total Corporate Bonds (Cost $21,444,139)	$19,569,949

Shares
Right/Warrant — 0.0%† of Net Assets
Aerospace & Defense — 0.0%†
17,500(c)	Avation Plc, 1/1/59	$ —
	Total Aerospace & Defense	$—
	Total Right/Warrant (Cost $—)	$—

Pioneer Floating Rate Fund |  | 7/31/2226

Schedule of Investments  |  7/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Insurance-Linked Securities — 0.7% of Net Assets#
	Event Linked Bonds — 0.6%
	Earthquakes – California — 0.1%
250,000(a)	Sutter Re, 7.511%, (3 Month U.S. Treasury Bill + 504 bps), 5/23/23 (144A)	$ 249,550
	Multiperil – U.S. — 0.3%
250,000(a)	Matterhorn Re, 7.322%, (SOFR + 532 bps), 3/24/25 (144A)	$ 238,450
250,000(a)	Matterhorn Re, 9.757%, (SOFR + 775 bps), 3/24/25 (144A)	241,350
250,000(a)	Residential Reinsurance 2021, 7.651%, (3 Month U.S. Treasury Bill + 550 bps), 12/6/25 (144A)	240,275
250,000(a)	Sanders Re II, 5.561%, (3 Month U.S. Treasury Bill + 309 bps), 4/7/25 (144A)	242,250
250,000(a)	Sanders Re III, 3.50%, (3 Month U.S. Treasury Bill + 350 bps), 4/7/26 (144A)	247,850
		$1,210,175
	Multiperil – U.S. & Canada — 0.0%†
250,000(a)	Vista Re, Ltd., 8.831%, (3 Month U.S. Treasury Bill + 636 bps), 5/21/24 (144A)	$ 239,250
	Multiperil – U.S. Regional — 0.1%
250,000(a)	Long Point Re IV, 6.721%, (3 Month USD LIBOR + 425 bps), 6/1/26 (144A)	$ 250,000
	Windstorm – Florida — 0.0%†
250,000(a)	Integrity Re, 9.471%, (3 Month U.S. Treasury Bill + 700 bps), 6/6/25 (144A)	$ 245,900
	Windstorm - North Carolina — 0.0%†
250,000(a)	Cape Lookout Re, 7.471%, (3 Month U.S. Treasury Bill + 500 bps), 3/28/25 (144A)	$ 247,400
	Windstorm – U.S. Regional — 0.1%
250,000(a)	Commonwealth Re, 3.50%, (3 Month U.S. Treasury Bill + 350 bps), 7/8/25 (144A)	$ 249,375
	Total Event Linked Bonds	$2,691,650
27Pioneer Floating Rate Fund |  | 7/31/22

Face Amount USD ($)		Value
	Collateralized Reinsurance — 0.0%†
	Windstorm – Florida — 0.0%†
300,000(c)(e)+	Formby Re 2018, 2/28/23	$ 26,853
	Total Collateralized Reinsurance	$26,853
	Reinsurance Sidecars — 0.1%
	Multiperil – U.S. — 0.0%†
400,000(c)(f)+	Harambee Re 2018, 12/31/22	$ —
400,000(f)+	Harambee Re 2019, 12/31/22	200
		$200
	Multiperil – Worldwide — 0.1%
4,860(f)+	Alturas Re 2019-2, 3/10/23	$ 1,648
47,461(f)+	Alturas Re 2020-2, 3/10/23	13,405
250,000(c)(e)+	Bantry Re 2016, 3/31/23	15,112
1,635,886(c)(e)+	Berwick Re 2018-1, 12/31/22	126,454
739,764(c)(e)+	Berwick Re 2019-1, 12/31/22	88,402
5,700(e)+	Eden Re 2019 Class B, 3/22/23 (144A)	14,494
50,000(c)(e)+	Eden Re 2020 Class B, 3/22/24 (144A)	27,150
400,000(c)(e)+	Merion Re 2018-2, 12/31/22	66,200
600,000(c)(e)+	Pangaea Re 2018-1, 12/31/22	12,633
600,000(c)(e)+	Pangaea Re 2018-3, 7/1/23	12,446
491,548(c)(e)+	Pangaea Re 2019-1, 2/1/23	10,243
441,188(c)(e)+	Pangaea Re 2019-3, 7/1/23	15,870
486,388(c)(e)+	Pangaea Re 2020-1, 2/1/24	10,322
10,000(e)+	Sector Re V, 12/1/24 (144A)	28,485
253,645(c)(e)+	Woburn Re 2018, 12/31/22	13,337
74,914(c)(e)+	Woburn Re 2019, 12/31/22	15,975
		$472,176
	Total Reinsurance Sidecars	$472,376
	Industry Loss Warranties — 0.0%†
	Windstorm – U.S. Regional — 0.0%†
250,000(e)+	Flavescent Re 2022, 11/30/27	$ 225,625
	Total Industry Loss Warranties	$225,625
	Total Insurance-Linked Securities (Cost $3,818,484)	$3,416,504

Pioneer Floating Rate Fund |  | 7/31/2228

Schedule of Investments  |  7/31/22
(unaudited) (continued)
Shares		Value
	SHORT TERM INVESTMENTS — 4.3% of Net Assets
	Open-End Fund — 4.3%
19,395,945(g)	Dreyfus Government Cash Management, Institutional Shares, 1.83%	$ 19,395,945
		$19,395,945
	TOTAL SHORT TERM INVESTMENTS (Cost $19,395,945)	$19,395,945
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 98.1% (Cost $477,866,359)	$448,423,031
	OTHER ASSETS AND LIABILITIES — 1.9%	$8,858,785
	net assets — 100.0%	$457,281,816

bps	Basis Points.
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans.
LIBOR	London Interbank Offered Rate.
REIT	Real Estate Investment Trust.
SOFR	Secured Overnight Financing Rate.
(144A)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At July 31, 2022, the value of these securities amounted to $23,953,263, or 5.2% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at July 31, 2022.
(b)	This term loan will settle after July 31, 2022, at which time the interest rate will be determined.
(c)	Non-income producing security.
(d)	Payment-in-kind (PIK) security which may pay interest in the form of additional principal amount.
(e)	Issued as participation notes.
(f)	Issued as preference shares.
(g)	Rate periodically changes. Rate disclosed is the 7-day yield at July 31, 2022.
*	Senior secured ﬂoating rate loan interests in which the Fund invests generally pay interest at rates that are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certiﬁcate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at July 31, 2022.
†	Amount rounds to less than 0.1%.
+	Security that used signiﬁcant unobservable inputs to determine its value.
29Pioneer Floating Rate Fund |  | 7/31/22

^	Security is valued using fair value methods (other than prices supplied by independent pricing services or broker dealers).
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
Alturas Re 2019-2	12/19/2018	$4,860	$1,648
Alturas Re 2020-2	1/1/2020	47,461	13,405
Bantry Re 2016	2/6/2019	15,113	15,112
Berwick Re 2018-1	1/10/2018	238,948	126,454
Berwick Re 2019-1	12/31/2018	88,396	88,402
Cape Lookout Re	3/16/2022	250,000	247,400
Commonwealth Re	6/15/2022	250,000	249,375
Eden Re 2019 Class B	1/22/2019	668	14,494
Eden Re 2020 Class B	12/23/2019	47,830	27,150
Flavescent Re 2022	7/26/2022	225,625	225,625
Formby Re 2018	7/9/2018	18,177	26,853
Harambee Re 2018	12/19/2017	8,492	—
Harambee Re 2019	12/20/2018	—	200
Integrity Re	5/9/2022	250,000	245,900
Long Point Re IV	5/13/2022	250,000	250,000
Matterhorn Re	3/10/2022	250,000	238,450
Matterhorn Re	3/10/2022	250,000	241,350
Merion Re 2018-2	12/28/2017	16,461	66,200
Pangaea Re 2018-1	12/26/2017	85,805	12,633
Pangaea Re 2018-3	5/31/2018	144,517	12,446
Pangaea Re 2019-1	1/9/2019	5,160	10,243
Pangaea Re 2019-3	7/25/2019	13,236	15,870
Pangaea Re 2020-1	1/21/2020	—	10,322
Residential Reinsurance 2021	10/28/2021	250,000	240,275
Sanders Re II	11/23/2021	250,000	242,250
Sanders Re III	3/22/2022	250,000	247,850
Sector Re V	1/1/2020	10,000	28,485
Sutter Re	6/30/2022	247,933	249,550
Vista Re, Ltd.	2/24/2022	251,938	239,250
Woburn Re 2018	3/20/2018	84,479	13,337
Woburn Re 2019	2/14/2019	13,385	15,975
Total Restricted Securities			$3,416,504
% of Net assets			0.7%
Pioneer Floating Rate Fund |  | 7/31/2230

Schedule of Investments  |  7/31/22
(unaudited) (continued)
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased	In Exchange for	Currency Sold	Deliver	Counterparty	Settlement Date	Unrealized (Depreciation)
USD	564,537	MXN	11,660,000	State Street Bank & Trust Co.	9/23/22	$(1,557)
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS						$(1,557)
SWAP CONTRACTS
CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – SELL PROTECTION
Notional Amount ($)(1)	Reference Obligation/Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums (Received)	Unrealized Appreciation	Market Value
7,524,000	Markit CDX North America High Yield Index Series 38	Receive	5.00%	6/21/27	$(161,529)	$291,190	$129,661
TOTAL CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – SELL PROTECTION					$(161,529)	$291,190	$129,661
TOTAL SWAP CONTRACTS					$(161,529)	$291,190	$129,661

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Receives quarterly.
Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.
MXN	— Mexican Peso
USD	— United States Dollar
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of July 31, 2022, in valuing the Fund's investments:
	Level 1	Level 2	Level 3	Total
Senior Secured Floating Rate Loan Interests	$—	$400,604,001	$—	$400,604,001
Common Stocks
Specialty Retail	—	—	67,250	67,250
31Pioneer Floating Rate Fund |  | 7/31/22

	Level 1	Level 2	Level 3	Total
All Other Common Stocks	$423,868	$—	$—	$423,868
Asset Backed Securities	—	4,409,561	—	4,409,561
Commercial Mortgage-Backed Securities	—	535,953	—	535,953
Corporate Bonds	—	19,569,949	—	19,569,949
Right/Warrant	—	—	—	—
Insurance-Linked Securities
Collateralized Reinsurance
Windstorm – Florida	—	—	26,853	26,853
Reinsurance Sidecars
Multiperil – U.S.	—	—	200	200
Multiperil – Worldwide	—	—	472,176	472,176
Industry Loss Warranties
Windstorm – U.S. Regional	—	—	225,625	225,625
All Other Insurance-Linked Securities	—	2,691,650	—	2,691,650
Open-End Fund	19,395,945	—	—	19,395,945
Total Investments in Securities	$19,819,813	$427,811,114	$792,104	$448,423,031
Other Financial Instruments
Net unrealized depreciation on forward foreign currency exchange contracts	$—	$(1,557)	$—	$(1,557)
Swap contracts, at value	—	129,661	—	129,661
Total Other Financial Instruments	$—	$128,104	$—	$128,104
The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):
	Common Stocks	Insurance- Linked Securities	Total
Balance as of 10/31/21	$83,653	$680,012	$763,665
Realized gain (loss)	—	(287,917)	(287,917)
Changed in unrealized appreciation (depreciation)	(16,403)	175,729	159,326
Accrued discounts/premiums	—	(47,625)	(47,625)
Purchases	—	225,625	225,625
Sales	—	(20,970)	(20,970)
Transfers in to Level 3*	—	—	—
Transfers out of Level 3*	—	—	—
Balance as of 7/31/22	$67,250	$724,854	$792,104
*	Transfers are calculated on the beginning of period values. During the nine months ended July 31, 2022, there were no transfers in or out of Level 3.
Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at July 31, 2022:	$(49,164)
Pioneer Floating Rate Fund |  | 7/31/2232